Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash
Our restricted cash balance was $192 million and $198 million as of December 31, 2024 and 2023, respectively, and was primarily related to our Export Credit Agency (“ECA”) financings, Export-Import Bank of the United States (“Ex-Im”) financings, our AerFunding revolving credit facility, our Brazilian Development Bank (“BNDES”) financing and other debt. Refer to Note 15—Debt.
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Cash and cash equivalents	$1,209,226	$1,627,181
Restricted cash	192,356	198,285
Total cash, cash equivalents and restricted cash	$1,401,582	$1,825,466